CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Dec. 20, 2020 USD ($)	Dec. 20, 2020 CNY (¥)
Cash and cash equivalents	$ 5,362,101	$ 4,949,836
Short-term investments	1,131,267	811,498
Inventories, net	1,963,166	2,306,846
Due from related parties	366,761	341,846
Finance receivables, net	100,564	141,275
Prepaid expenses and other current assets, net	1,923,001	637,274
Property and equipment, net	599,831	977,120
Operating lease right-of-use lease assets	346,995	443,238
Deferred tax assets, net	47,585	52,188
Long-term receivable, net	197,005	327,169	$ 413,903	¥ 3,019,507	$ 935,170	¥ 6,422,747
Finance receivables, net - non-current	96,961	143,014
Other non-current assets, net	324,723	494,738
Short-term bank loan		145,603
Deferred revenue	598,661	584,644
Payroll payable	233,556	347,219
Taxes payable	268,710	283,632
Due to related parties	7,348	177,867
Accrued expenses and other current liabilities	105,159	204,485
Deferred tax liabilities	78	5,174
Operating lease liabilities - Current	248,562	286,906
Operating lease liabilities - Non-current	186,833	195,010
Other long-term payable	6,313	6,638
VIE
Cash and cash equivalents	5,310,244	4,856,560
Short-term investments	1,131,267	811,498
Inventories, net	1,963,166	2,306,846
Due from related parties	313,765	341,846
Finance receivables, net	100,564	141,275
Prepaid expenses and other current assets, net	1,895,276	608,048
Property and equipment, net	599,831	977,120
Operating lease right-of-use lease assets	346,995	443,238
Deferred tax assets, net	47,585	52,188
Long-term receivable, net	197,005	327,169
Finance receivables, net - non-current	96,961	143,014
Other non-current assets, net	324,723	494,738
Short-term bank loan	0	145,603
Deferred revenue	598,661	584,644
Payroll payable	233,556	347,219
Taxes payable	268,710	283,632
Due to related parties	7,348	177,867
Accrued expenses and other current liabilities	105,159	204,485
Deferred tax liabilities	78	5,174
Operating lease liabilities - Current	248,562	286,906
Operating lease liabilities - Non-current	186,833	195,010
Other long-term payable	6,313	6,638
Nonrelated Party
Accounts receivable, net	4,967,146	5,808,774
Advance to vendors, net	1,837,209	2,011,718
Accounts payable	922,195	1,721,055
Nonrelated Party | VIE
Accounts receivable, net	4,967,146	5,808,774
Advance to vendors, net	1,837,209	2,011,718
Accounts payable	922,195	1,721,055
Related Party
Accounts receivable, net	232,620	623,611
Advance to vendors, net	189,733	624,375
Accounts payable	1,387	9,530
Related Party | VIE
Accounts receivable, net	232,620	623,611
Advance to vendors, net	189,733	624,375
Accounts payable	$ 1,387	$ 9,530
Class A ordinary share
SHAREHOLDERS' EQUITY
Common stock par value | $ / shares	$ 0.0001	$ 0.0001
Common stock shares authorized | shares	90,000,000	90,000,000
Common stock shares issued | shares	14,629,000	14,429,000	14,144,000	14,144,000
Common stock shares outstanding | shares	14,629,000	14,429,000	14,144,000	14,144,000
Class B ordinary share
SHAREHOLDERS' EQUITY
Common stock par value | $ / shares	$ 0.0001	$ 0.0001
Common stock shares authorized | shares	10,000,000	10,000,000
Common stock shares issued | shares	5,856,000	5,856,000	5,856,000	5,856,000
Common stock shares outstanding | shares	5,856,000	5,856,000	5,856,000	5,856,000